Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Current year	$ 1,270	$ 1,150
Adjustments to current income tax of prior years	(20)	59
Origination and reversal of temporary differences	345	476
Adjustments in respect of deferred income tax of prior years	13	(70)
Changes in tax rates and legislation		(106)
Movement in unrecognized deferred income tax assets	82	(51)
Total tax expense (income)	$ 1,690	$ 1,458